Plant, Equipment and Mining Properties	6 Months Ended
Jun. 30, 2026
Plant, Equipment and Mining Properties
Plant, Equipment and Mining Properties

9. Plant, Equipment and Mining Properties

	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
COST
Balance at January 1, 2025	$19,230	$1,191	$1,763	$16,331	$28,222	$14,982	$81,719
Additions / Transfers	4,436	55	200	8,973	4,425	842	18,931
Transfer from exploration and evaluation assets (Note 7)	35,005	-	-	-	-	-	35,005
Royalty buyback	21,787	-	-	-	-	-	21,787
Writedowns	-	(12)	(7)	(1,716)	(343)	-	(2,078)
Effect of movements in exchange rates	12	-	-	3	-	27	42
Balance at December 31, 2025	80,470	1,234	1,956	23,591	32,304	15,851	155,406
Additions	4,653	41	55	6,158	48	1,249	12,204
Writedowns	-	(1)	(5)	(96)	(20)	-	(122)
Effect of movements in exchange rates	(766)	-	-	47	2	(15)	(732)
Balance at June 30, 2026	84,357	1,274	2,006	29,700	32,334	17,085	166,756
ACCUMULATED DEPLETION AND DEPRECIATION / IMPAIRMENT
Balance at January 1, 2025	9,899	643	1,000	5,297	7,849	3,230	27,918
Additions	503	148	410	1,523	774	329	3,687
Writedowns	-	(11)	(5)	(1,455)	(93)	-	(1,564)
Balance at December 31, 2025	10,402	780	1,405	5,365	8,530	3,559	30,041
Additions	302	77	216	483	3,599	197	4,874
Writedowns	-	(1)	(5)	(89)	(9)	-	(104)
Balance at June 30, 2026	10,704	856	1,616	5,759	12,120	3,756	34,811
NET BOOK VALUE
At June 30, 2026	73,653	418	390	23,941	20,214	13,329	131,945
At December 31, 2025	$70,068	$454	$551	$18,226	$23,774	$12,292	$125,365

Included in Buildings and construction in process above are assets under construction of $5,047 as at June 30, 2026 (December 31, 2025 - $5,019) on which no depreciation was charged in the periods then ended. Once the assets are available for use, they will be transferred to the appropriate class of plant, equipment and mining properties.

As of June 30, 2026, the Company recorded a write-down of $18 (December 31, 2025 - $514) against the carrying value of mine and mill machinery and transportation equipment due to damage and obsolescence.

As at June 30, 2026, plant, equipment and mining properties included a net carrying amount of $10,758 (December 31, 2025 - $9,162) for mining equipment and right of use assets under lease.

On August 25, 2025, the Company acquired all outstanding royalties and obligations held by Deterra Royalties Inc., on the La Preciosa property. Consideration for the transaction was $13.25 million upfront payment, followed by an $8.75 million payment deferred for one year. The consideration has been measured at fair value as of the transaction date and recorded as an addition to mineral properties. The present value of the deferred obligation payment was calculated using a discount interest rate of 7.47%.